Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment
Schedule of property, plant and equipment

	2012	2013
	RMB	RMB	US$
Buildings	2,923,470	3,883,457	641,501
Machinery and equipment	13,875,105	15,089,200	2,492,558
Furniture and fixtures	114,284	165,932	27,410
Motor vehicles	114,373	115,443	19,070
Construction in progress	1,530,642	763,534	126,127
Total property, plant and equipment	18,557,874	20,017,566	3,306,666
Less: Accumulated depreciation	(2,864,153)	(4,057,923)	(670,321)
Less: Impairment	(2,475,521)	(2,475,521)	(408,927)
Total property, plant and equipment, net	13,218,200	13,484,122	2,227,418

Schedule of depreciation expense allocated to different expense items

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Cost of revenues	754,977	1,051,098	1,192,906	197,054
Selling expenses	993	1,396	1,813	299
General and administrative expenses	36,473	55,343	60,029	9,916
Research and development expenses	34,355	30,016	24,573	4,059
Total depreciation expense	826,798	1,137,853	1,279,321	211,328

Schedule of capitalized interest costs as a component of the cost of construction in progress

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Interest cost capitalized	202,138	130,967	53,998	8,920
Interest cost charged to income	626,737	897,124	971,597	160,496
Total interest cost incurred	828,875	1,028,091	1,025,595	169,416